Warrants (Details Narrative) (USD $)	Jun. 30, 2012	Jan. 01, 2012	Jun. 30, 2011	Jan. 01, 2007
Notes to Financial Statements
Warrants Issued In Connection With A Private Plancement		13,976,180
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights	19.52	1.05	$ 19.52	$ 1.05
Class Of Warrant Or Right Outstanding	681,140		681,140